Liability for cash-settled share-based payments - Measurement of fair values (Details) - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
DSU
Liability for cash-settled share-based payments
Fair value	$ 12.36	$ 12.36
Share price	12.36	12.36
Exercise price	$ 0
Expected dividends	0.00%
Risk-free interest rate (based on government bonds)	3.88%
DSU | Weighted average
Liability for cash-settled share-based payments
Expected volatility	50.00%
PSU
Liability for cash-settled share-based payments
Fair value		20.28
Share price		$ 12.36
Expected life - years		2 years 6 months
RSU
Liability for cash-settled share-based payments
Exercise price	$ 0
Expected life - years		1 year 5 months 15 days
Expected dividends	0.00%
Risk-free interest rate (based on government bonds)	3.88%
RSU | Weighted average
Liability for cash-settled share-based payments
Expected volatility	50.00%